LEASES (Details) (USD $)	0 Months Ended	1 Months Ended
	Sep. 12, 2012	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Property Subject to or Available for Operating Lease [Line Items]
Cost of the vessel leased to third-party			$ 86,716,000	$ 86,716,000
Accumulated depreciation of the vessel leased to third-party			43,270,000	40,404,000
Chevron | Vessel
Property Subject to or Available for Operating Lease [Line Items]
Termination notice rendered by lessee	6 months	6 months
Future minimum revenues receivable under the lease			2,100,000
Cost of the vessel leased to third-party			86,700,000	86,700,000
Accumulated depreciation of the vessel leased to third-party			$ 43,300,000	$ 40,400,000